Equity (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted stock issued under 1998 Stock Incentive Plan Minimum	Dec. 31, 2012 Restricted stock issued under 1998 Stock Incentive Plan Maximum	Mar. 16, 2010 LTIP programs Item	Dec. 31, 2012 LTIP programs	Mar. 31, 2011 One-year 2010 LTIP Program Item	Dec. 31, 2012 One-year 2010 LTIP Program	Mar. 31, 2012 Two-year 2010 LTIP Program Item	Dec. 31, 2012 Two-year 2010 LTIP Program	Dec. 31, 2012 Three-year 2010 LTIP Program	Dec. 31, 2012 2011-2013 LTIP Program	Dec. 31, 2012 2012-2014 LTIP Program	Jul. 31, 2011 LTIP Retention Award to Chairman and CEO
Equity
Compensation expense, net of capitalization	$ 31.8	$ 26.2	$ 21.5
Long Term Incentive Performance Programs
Award of restricted stock to employees (in shares)								133,673							1,000,000
Percent of distributions of Operating Partnership that participants are entitled to receive during performance period							10.00%
Vesting period				3 years	4 years
Service period															8 years
Post performance period service based vesting period							2 years				2 years	2 years	2 years	2 years
Vesting rights							0.50
Vesting rights															0.33
Number of programs approved						3
Performance period									1 year		2 years	3 years	3 years	3 years
Aggregate grant date fair value									$ 7.2		$ 14.8	$ 23.0	$ 35.0	$ 35.0	$ 120.3
Units earned under LTIP program (in shares)										337,006
Vesting period (in installments)								2		2